UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, L.L.C.
           --------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------
           39th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number: 028-06225
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 622-7849
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ James Crichton     New York, New York     August 13, 2004
         [Signature]          [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             86
                                               -------------

Form 13F Information Table Value Total:           $948,518
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name

1       28-10916                Scout Capital LLC

                           FORM 13F INFORMATION TABLE
                                                       VALUE     SHARES/  SH/   PUT/ INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    x($1000)  PRN AMT   PRN   CALL DISCRETN  MANAGERS   SOLE  SHARED    NONE
-------------------------------------------- ---------------- --------- ------------ -------- ----------  --- ----------------
ADVANTA CORP                 CLB            7942204    2819    123000     SH                   OTHER     123000
ALLMERICA
 FINANCIAL CORP              COM           19754100   24829    734600     SH                   OTHER     734600
AMERIGROUP CORP              COM          03073T102   10578    215000     SH                   OTHER     215000
ASSURANT INC                 COM          04621X108   16751    635000     SH                   OTHER     635000
ALLETE INC                   COM           18522102    9990    300000     SH                   OTHER     300000
AMERICAN LD LEASE INC        COM           27118108     868     46000     SH                   OTHER      46000
ALAMOSAHOLDINGS INC          COM           11589108    8085   1100000     SH                   OTHER    1100000
ASHLAND INC                  COM           44204105   18484    350000     SH                   OTHER     350000
AMERICAN AXLE
 & MFG HLDGS INC             COM           24061103   10908    300000     SH                   OTHER     300000
ALLEGHENEY ENERGY INC        COM           17361106    9246    600000     SH                   OTHER     600000
BOISE CASCADE CORP           COM           97383103    9410    250000     SH                   OTHER     250000
BISYS GROUP INC              COM           55472104    4865    346000     SH                   OTHER     346000
BOYD GAMING CORP             COM          103304101   13285    500000     SH                   OTHER     500000
CAVALIER HOMES INC           COM          149507105    1017    190000     SH                   OTHER     190000
CABOT CORP                   COM          127055101    2279     56000     SH                   OTHER      56000
CAMECO CORP                  COM          13321L108   14359    245000     SH                   OTHER     245000
CENTRAL EUROPEAN MEDIA       CLANEW       G20045202   14710    650000     SH                   OTHER     650000
COUNTRYWIDE
 FINANCIAL CORP              COM          222372104   14542    207000     SH                   OTHER     207000
CHAMPION
 ENTERPRISES INC             COM          158496109    2598    283000     SH                   OTHER     283000
CIT GROUP INC                COM          125581108   27186    710000     SH                   OTHER     710000
CAREMARK RX INC              COM          141705103    8103    246000     SH                   OTHER     246000
CNF INC                      COM          12612W104   14546    350000     SH                   OTHER     350000
CONSECO INC                  COMNEW       208464883   36198   1819000     SH                   OTHER    1819000
CANADIAN NAT RES LTD         COM          136385101   14950    500000     SH                   OTHER     500000
CONSOL ENERGY INC            COM          20854P109    7380    205000     SH                   OTHER     205000
CALIFORNIA PIZZA
 KITCHEN INC                 COM          13054D109    2299    120000     SH                   OTHER     120000
COGNIZANT TECHNOLOGY
 SOLUTIONS                   CLA          192446102   12705    500000     SH                   OTHER     500000
CAVCO INDS INC DEL           COM          149568107    2352     59280     SH                   OTHER      59280
CVS CORP                     COM          126650100   14707    350000     SH                   OTHER     350000
CYTYC CORP                   COM          232946103   13446    530000     SH                   OTHER     530000
DICKS SPORTING
 GOODS INC                   COM          253393102   18343    550000     SH                   OTHER     550000
EGL INC                      COM          268484102    9310    350000     SH                   OTHER     350000
EURONET WORLDWIDE INC        COM          298736109    8674    375000     SH                   OTHER     375000
EFUNDS CORP                  COM          28224R101    4375    250000     SH                   OTHER     250000
EQUINIX INC                  COMNEW       29444U502    7127    210000     SH                   OTHER     210000
FLEETWOOD
 ENTERPRISES INC             COM          339099103    3056    210000     SH                   OTHER     210000
FIRST MARBLEHEAD CORP        COM          320771108   16909    420000     SH                   OTHER     420000
GENESCO INC                  COM          371532102   12997    550000     SH                   OTHER     550000
GOODYS FAMILY
 CLOTHING INC                COM          382588101    4148    400000     SH                   OTHER     400000
GAYLORD ENTMT CO NEW         COM          367905106   17735    565000     SH                   OTHER     565000
GENESIS
 HEALTHCARE CORP             COM          37184D101   12545    431999     SH                   OTHER     431999
GENWORTH FINL INC            CLA          37247D106   20655    900000     SH                   OTHER     900000
GLOBAL SIGNAL INC            COM          37944Q103    8122    370000     SH                   OTHER     370000
GUITAR CENTER INC            COM          402040109    6226    140000     SH                   OTHER     140000
GENCORP INC                  COM          368682100   10043    750000     SH                   OTHER     750000
HOSPIRA INC                  COM          441060100   32568   1180000     SH                   OTHER    1180000
INTERDIGITAL
 COMMUNICATIONS              COM          45866A105    2822    150000     SH                   OTHER     150000
IDT CORP                     CLB          448947309   22128   1200000     SH                   OTHER    1200000
IRON MOUNTAIN INC PA         COM          462846106    8928    185000     SH                   OTHER     185000
INTERNATIONAL
 SPEEDWAY CORP               CLA          460335201    7539    155000     SH                   OTHER     155000
J C PENNEY CO INC            COM          708160106   13216    350000     SH                   OTHER     350000
KMART HLDG
 CORPORATION                 COM          498780105    8975    125000     SH                   OTHER     125000
LANDSTAR SYS INC             COM          515098101   13218    250000     SH                   OTHER     250000
MILLICOM INTL
 CELLULAR                    SHSNEW       L6388F110   10388    475000     SH                   OTHER     475000
MICROSOFT CORP               COM          594918104   17136    600000     SH                   OTHER     600000
NTL INC DEL                  COM          62940M104   15846    275000     SH                   OTHER     275000
NETRATINGS INC               COM          64116M108    4887    300000     SH                   OTHER     300000
NEXTEL
 COMMUNICATIONS INC          CLA          65332V103   10664    400000     SH                   OTHER     400000
OCWEN FINL CORP              COM          675746101    8560    711000     SH                   OTHER     711000
PRECISION
 CASTPARTS CORP              COM          740189105   21876    400000     SH                   OTHER     400000
PENN NATL
 GAMING INC                  COM          707569109   13280    400000     SH                   OTHER     400000
PETCO ANIMAL
 SUPPLIES                    COMNEW       716016209    9663    300000     SH                   OTHER     300000
PANERA BREAD CO              CLA          69840W108   14352    400000     SH                   OTHER     400000
PROVIDIAN FINL CORP          COM          74406A102    2699    184000     SH                   OTHER     184000
PAXAR CORP                   COM          704227107    9272    475000     SH                   OTHER     475000
FEDERAL HOME
LN MTG CORP                  COM          313400301    3854      4700     SH   CALL            OTHER       4700
FEDERAL HOME
 LN MTG CORP                 COM          313400301     360      1000     SH   CALL            OTHER       1000
NEIGHBORCARE INC             COM          64015Y104     663      2010     SH   CALL            OTHER       2010
RAYOVAC CORP                 COM          755081106   14050    500000     SH                   OTHER     500000
R R DONNELLEY
 & SONS CO                   COM          257867101   13208    400000     SH                   OTHER     400000
REDWOOD TRUST INC            COM          758075402    8630    155000     SH                   OTHER     155000
SHIRE PHARMACEUTICALS        SPONSORED
  GRP                        ADR          82481R106    2939    110000     SH                   OTHER     110000
SPECTRASITE INC              COM          84761M104   17288    400000     SH                   OTHER     400000
STEWART ENTERPRISES INC      CLA          860370105   10582   1300000     SH                   OTHER    1300000
TALISMAN ENERGY INC          COM          87425E103    2718    125000     SH                   OTHER     125000
TRIARC COS INC               CLA          895927101    5165    500000     SH                   OTHER     500000
TXU CORP                     COM          873168108   20255    500000     SH                   OTHER     500000
TYCO INTL LTD NEW            COM          902124106   16570    500000     SH                   OTHER     500000
TV AZTECA SA DE CV           SPONSORED
                             ADR          901145102    6912    800000     SH                   OTHER     800000
UNITED AUTO GROUP INC        COM          909440109   15325    500000     SH                   OTHER     500000
UNITED NAT FOODS INC         COM          911163103    9107    315000     SH                   OTHER     315000
UTI WORLDWIDE INC            ORD          G87210103   13205    250000     SH                   OTHER     250000
WESTCORP INC                 COM          957907108   10226    225000     SH                   OTHER     225000
WASHINGTION GROUP
 INTL INC                    COMNEW       938862208   11126    310000     SH                   OTHER     310000
YAHOO INC                    COM          984332106   14560    400000     SH                   OTHER     400000